Short-Term and Long-Term Debts (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term and Long-Term Debts [Abstract]
Schedule of the Company's Outstanding Short-Term Loans	The guaranty information of the Company's outstanding short-term loans as of December 31, 2024 and June 30, 2025 consist of the following:
	As of December 31, 2024	As of June 30, 2025
		(Unaudited)
	RMB	RMB
Guaranteed by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer, Mr. Qifeng Sun, the principal shareholder and vice chairman, and two subsidiaries within the Company's organizational structure	18,000,000	18,000,000
Guaranteed by Mr. Jianping Kong and one subsidiary within the Company's organizational structure	—	5,000,000
Guaranteed by the Mr. Jianping Kong, one subsidiary within the Company's organizational structure, and a third party financial institution	—	10,000,000

Schedule of Future Maturities of Long-Term Debts

As of June 30, 2025, the future maturities of long-term debts are as below:

Years Ended December 31,	Principal Repayment
(Unaudited)
RMB
Remaining of 2025	2,700,000
2026	6,890,000
2027	8,430,000
2028	9,970,000
2029	11,510,000
Thereafter	140,099,763
Total	179,599,763